Note 9 - Other disclosures - Volume of the program, the weighted average fair value at measurement date (Details) € / shares in Units, € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€) USD ($) € / shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) USD ($)	Dec. 31, 2020 EUR (€) USD ($)
Statement Line Items [Line Items]
Increase in equity (kEUR)	€ 1,221	€ 1,165	€ 1,981	€ 32,160
RSU
Statement Line Items [Line Items]
Number of RSU share options | $	168,337		86,411	0
Weighted average fair value at measurement date (EUR) | € / shares	€ 6.82
Expense of the period (kEUR)	€ 490
Increase in equity (kEUR)	€ 490		€ 83